WARRANT LIABILITIES (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Jan. 07, 2021 USD ($)	Nov. 13, 2020 USD ($) $ / shares shares	Nov. 03, 2020 USD ($)	Jul. 15, 2020 CNY (¥) shares	Mar. 25, 2020 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Mar. 22, 2021 CNY (¥) shares	Mar. 22, 2021 USD ($) $ / shares shares	Jan. 07, 2021 CNY (¥) shares	Jan. 07, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Nov. 03, 2020 CNY (¥) shares	Nov. 03, 2020 USD ($) shares	Jul. 15, 2020 USD ($) shares	Mar. 15, 2020 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 25, 2019 CNY (¥) shares	Sep. 25, 2019 USD ($) $ / shares shares	Sep. 23, 2016 $ / shares shares	Feb. 29, 2016	Feb. 26, 2016 CNY (¥)
Class of Warrant or Right [Line Items]
Ordinary shares issued				3,501,087	3,706,745
Aggregate amount						¥ 219,667,000	$ 34,471
Two loans from two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Term of debt																				16 years 6 months	16 years 6 months
Loan amount to borrow																				¥ 106,100,000	$ 15,000
Series C warrants
Class of Warrant or Right [Line Items]
Warrants fair value								¥ 38,841,000	$ 5,958
Novo Investment HK Limited
Class of Warrant or Right [Line Items]
Exercise price of warrants issued | $		$ 34,000
Series C Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted								664,611	664,611
Exercise price | $ / shares									$ 0.9404
Number of warrants exercised								26,042	26,042
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted																		661,376	661,376			661,376
Exercise price | $ / shares																						$ 0.945
Warrants fair value																		¥ 3,795,000	$ 547
Series E Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted				190,597												190,597	123,677
Warrants fair value																		¥ 2,030,000	$ 291
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted				190,597	123,677									6,426,844	6,426,844	190,597		6,112,570	6,112,570	6,112,570	6,112,570
Exercise price | $ / shares																					$ 2.45
Warrants fair value				¥ 801,000										¥ 16,550,000	$ 2,472	$ 114		¥ 2,193,000	$ 310	¥ 2,100,000	$ 300
Aggregate amount | $			$ 15,000
Series F Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted										11,799,685	11,799,685
Exercise price | $ / shares		$ 2.8814
Warrants fair value										¥ 21,622,000	$ 3,262
Redeemable Convertible Preferred Shares, par value | $ / shares		$ 0.0001					$ 0.0001						$ 0.0001						$ 0.0001
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted		11,799,685								11,799,685	11,799,685
Warrants fair value										¥ 37,531,000	$ 5,809	¥ 37,903,000	$ 5,809
Exercise price of warrants issued | $	$ 34,000
Class A Ordinary Shares
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted								638,569	638,569
Ronglian Yitong | Two loans from two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Loan amount to borrow | ¥																				¥ 106,092,000
Ronglian Yitong | Loan One from two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Loan amount to borrow | $																					9,000
Ronglian Yitong | Loan Two from two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Loan amount to borrow | $																					$ 6,000
Ronglian Yitong | China Equities HK Limited
Class of Warrant or Right [Line Items]
Warrants fair value												¥ 9,650,000	$ 1,479					¥ 2,679,000	$ 384
Ronglian Yitong | Two-year credit facility
Class of Warrant or Right [Line Items]
Term of debt																							2 years
Borrowing capacity | ¥																								¥ 40,000,000